Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information
16. Segment Information
During the fourth quarter of 2012, the Partnership realigned the composition of its segments and updated the segment names to reflect the realignment. Accordingly, the Partnership has restated the items of segment information for earlier periods to reflect this new segment alignment.
The Partnership has five reportable segments: Gathering and Processing, Natural Gas Transportation, NGL Services, Contract Services, and Corporate. The reportable segments are as described below:
Gathering and Processing. The Partnership provides “wellhead-to-market” services to producers of natural gas, which include transporting raw natural gas from the wellhead through gathering systems, processing raw natural gas to separate NGLs from the raw natural gas and selling or delivering pipeline-quality natural gas and NGLs to various markets and pipeline systems. This segment also includes the Partnership's 33.33% membership interest in Ranch JV, which processes natural gas delivered from the NGLs-rich Bone Spring and Avalon shale formations in west Texas. The Partnership completed the SUGS Acquisition on April 30, 2013; therefore, the Gathering and Processing segment amounts have been retrospectively adjusted to reflect the SUGS Acquisition beginning March 26, 2012.
Natural Gas Transportation. The Partnership owns a 49.99% general partner interest in HPC, which owns RIGS, a 450-mile intrastate pipeline that delivers natural gas from northwest Louisiana to downstream pipelines and markets, a 50% membership interest in MEP, which owns an interstate natural gas pipeline with approximately 500 miles stretching from southeast Oklahoma through northeast Texas, northern Louisiana and central Mississippi to an interconnect with the Transcontinental Gas Pipe Line system in Butler, Alabama. This segment also includes Gulf States, which owns a 10-mile interstate pipeline that extends from Harrison County, Texas to Caddo Parish, Louisiana.
NGL Services. The Partnership owns a 30% membership interest in Lone Star, an entity owning a diverse set of midstream energy assets including pipelines, storage, fractionation and processing facilities located in the states of Texas, Mississippi and Louisiana.
Contract Services. The Partnership owns and operates a fleet of compressors used to provide turn-key natural gas compression services for customer specific systems. The Partnership also owns and operates a fleet of equipment used to provide treating services, such as carbon dioxide and hydrogen sulfide removal, natural gas cooling, dehydration and BTU management.
Corporate. The Corporate segment comprises the Partnership’s corporate offices.
The Partnership accounts for intersegment revenues as if the revenues were to third parties, exclusive of certain cost of capital charges.
Management evaluates the performance of each segment and makes capital allocation decisions through the separate consideration of segment margin and operation and maintenance expenses. Segment margin, for the Gathering and Processing and the Natural Gas Transportation segments is defined as total revenues, including service fees, less cost of sales. In the Contract Services segment, segment margin is defined as revenues less direct costs.
Management believes segment margin is an important measure because it directly relates to volume, commodity price changes, revenue generating horsepower and revenue generating gallons per minute. Operation and maintenance expenses are a separate measure used by management to evaluate performance of field operations. Direct labor, insurance, property taxes, repair and maintenance, utilities and contract services comprise the most significant portion of operation and maintenance expenses. These expenses fluctuate depending on the activities performed during a specific period. The Partnership does not deduct operation and maintenance expenses from total revenues in calculating segment margin because management separately evaluates commodity volume and price changes in segment margin. The Partnership does not record segment margin for its investments in unconsolidated affiliates (HPC, MEP, Lone Star, Ranch JV and Grey Ranch) because it records its ownership percentages of their net income as income from unconsolidated affiliates in accordance with the equity method of accounting.
Results for each period, together with amounts related to each segment are shown below:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
External Revenue
Gathering and Processing	$1,797	$1,226	$607	$439
Natural Gas Transportation	1	1	—	—
NGL Services	—	—	—	—
Contract Services	183	190	99	59
Corporate	19	17	10	7
Eliminations	—	—	—	—
Total	$2,000	$1,434	$716	$505
Intersegment Revenue
Gathering and Processing	$—	$—	$—	$—
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	21	17	14	9
Corporate	—	—	—	—
Eliminations	(21)	(17)	(14)	(9)
Total	$—	$—	$—	$—
Cost of Sales
Gathering and Processing	$1,373	$993	$497	$353
Natural Gas Transportation	(1)	(2)	(3)	(1)
NGL Services	—	—	—	—
Contract Services	15	22	10	6
Corporate	—	—	—	—
Eliminations	—	—	—	—
Total	$1,387	$1,013	$504	$358
Segment Margin
Gathering and Processing	$423	$233	$110	$86
Natural Gas Transportation	2	3	3	1
NGL Services	—	—	—	—
Contract Services	189	185	103	62
Corporate	20	17	10	7
Eliminations	(21)	(17)	(14)	(9)
Total	$613	$421	$212	$147
Operation and Maintenance
Gathering and Processing	$183	$98	$54	$33
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	1	—
Contract Services	66	66	37	24
Corporate	—	—	—	—
Eliminations	(21)	(17)	(14)	(9)
Total	$228	$147	$78	$48
Depreciation and Amortization
Gathering and Processing	$159	$87	$46	$25
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	86	78	29	16
Corporate	7	4	1	1
Eliminations	—	—	—	—
Total	$252	$169	$76	$42

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Income from Unconsolidated Affiliates
Gathering and Processing	$(10)	$—	$—	$—
Natural Gas Transportation	71	92	54	16
NGL Services	44	28	—	—
Contract Services	—	—	—	—
Corporate	—	—	—	—
Eliminations	—	—	—	—
Total	$105	$120	$54	$16
Expenditures for Long-Lived Assets
Gathering and Processing	$395	$282	$93	$44
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	164	120	62	18
Corporate	1	4	4	2
Eliminations	—	—	—	—
Total	$560	$406	$159	$64

			December 31, 2012	December 31, 2011
Assets
Gathering and Processing			$4,210	$1,960
Natural Gas Transportation			1,232	1,297
NGL Services			948	629
Contract Services			1,672	1,621
Corporate			61	61
Eliminations			—	—
Total			$8,123	$5,568
Investment in Unconsolidated Affiliates
Gathering and Processing			$35	$—
Natural Gas Transportation			1,231	1,296
NGL Services			948	629
Contract Services			—	—
Corporate			—	—
Eliminations			—	—
Total			$2,214	$1,925
Goodwill
Gathering and Processing			$651	$313
Natural Gas Transportation			—	—
NGL Services			—	—
Contract Services			477	477
Corporate			—	—
Eliminations			—	—
Total			$1,128	$790
The table below provides a reconciliation of total segment margin to net income (loss) from continuing operations before income taxes:

	Successor				Predecessor
	Year Ended December 31, 2012		Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Total segment margin	$613		$421	$212	$147
Operation and maintenance	(228)		(147)	(78)	(48)
General and administrative	(100)		(67)	(44)	(37)
(Loss) gain on assets sales, net	(3)		2	—	—
Depreciation and amortization	(252)		(169)	(76)	(42)
Income from unconsolidated affiliates	105		120	54	16
Interest expense, net	(122)		(103)	(48)	(35)
Loss on debt refinancing, net	(8)		—	(16)	(2)
Other income and deductions, net	29	*	17	(8)	(4)
Income (loss) from continuing operations before income taxes	$34		$74	$(4)	$(5)
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*	Other income and deductions, net for the year ended December 31, 2012, included a one-time producer payment of $16 million related to an assignment of certain contracts.